Stock-Based Compensation Plans - Stock Options (Narrative) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding (shares)	1.9	2.3
Stock options weighted average exercise price (CAD per share)	$ 48.12	$ 47.72
Options vested, number of options (shares)	1.6	1.5
Options vested, weighted average exercise price (CAD per share)	$ 47.19	$ 44.86
Options exercised (shares)	0.3	1.0
Proceeds from stock options exercised	$ 13	$ 26
Stock options, intrinsic value	$ 6	$ 9
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period	10 years
Expiration period after death or retirement	3 years
Award vesting period	4 years